Investments (Details) $ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule Of Investments [Line Items]
Marketable equity securities			$ 7.0	$ 35.5
Other investments			0.1	0.1
Total investments			7.1	35.6
Proceeds from sales of investments other than investments accounted for using equity method	$ 23.4	$ 31.5
Artemis Gold Inc.
Schedule Of Investments [Line Items]
Marketable equity securities			0.0	24.0
Talisker Resources Ltd.
Schedule Of Investments [Line Items]
Marketable equity securities			2.5	5.1
Other marketable securities
Schedule Of Investments [Line Items]
Marketable equity securities			$ 4.5	$ 6.4